1 (212) 318-6736

ryanjohnson@paulhastings.com

August 3, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:

Office of Filings, Information & Consumer Services

RE:

Gabelli ESG Fund, Inc. (the "Fund")

File Nos. 333-141093/811-22026

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 25 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on July 29, 2021 (Accession #0001387131-21-007860).

If you have any questions, concerning this filing, you may contact the undersigned at the number above.

Very truly yours,

/s/ Ryan Johnson

Ryan Johnson, Esq.

Paul Hastings LLP

cc:

B. Alpert – Gabelli Funds, LLC

J. Ball – Gabelli Funds, LLC

P. Goldstein – Gabelli Funds, LLC

A. Ward